Note 4 - Vessels, Net	6 Months Ended
Jun. 30, 2025
Notes to Financial Statements
Property, Plant and Equipment Disclosure [Text Block]

4. Vessels, net

The amounts in the accompanying unaudited condensed consolidated balance sheets are as follows:

	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2025	527,651,713	(84,264,815)	443,386,898
Depreciation for the period	-	(15,304,021)	(15,304,021)
Newbuilding vessels “Symeon P” and “Dear Panel” delivered during the period	94,440,687	-	94,440,687
Vessel improvements	768,598	-	768,598
Vessel held for sale	(60,044,248)	20,267,702	(39,776,546)
Vessel sale	(5,721,396)	3,076,118	(2,645,278)
Vessels contributed to spin-off (Note 1)	(9,808,854)	6,223,827	(3,585,027)
Balance, June 30, 2025	547,286,500	(70,001,189)	477,285,311

Vessel improvements for the six-month period ended June 30, 2025, mainly refer a number of other energy saving and monitoring devices in fifteen of our vessels. All these installations qualified as vessel improvements and were therefore capitalized.

On January 7, 2025, the Company took delivery of the newbuilding M/V “Dear Panel”, an eco-design fuel efficient feeder containership. The vessel was ordered on May 20, 2022 from Hyundai Mipo Dockyard Co. in South Korea. The total cost for the construction of the vessel amounts to $47,284,892 and is presented within “Vessels, net” in the unaudited condensed consolidated balance sheet.

On January 8, 2025, the Company took delivery of the newbuilding M/V “Symeon P”, an eco-design fuel efficient feeder containership. The vessel was ordered on May 20, 2022 from Hyundai Mipo Dockyard Co. in South Korea. The total cost for the construction of the vessel amounts to $47,155,795 and is presented within “Vessels, net” in the unaudited condensed consolidated balance sheet.

As of June 30, 2025, twelve vessels with a net book value of $356,545,427 are used as collateral under the Company’s loan agreements (see Note 8). Title of ownership is held by the relevant lender for another vessel with a net book value of $44,624,867 to secure the relevant sale and lease back financing transaction (see Note 8). Nine of the Company’s vessels, M/V “Evridiki”, M/V “EM Hydra”, M/V “EM Spetses”, M/V “EM Corfu.”, M/V “Jonathan P”, M/V “Emmanuel P”, M/V “Rena P”, M/V “Marcos V” and M/V “EM Kea” are unencumbered.

Sale of vessel

The Company considers the potential sale of its vessels, for scrap or further trading, depending on a vessel’s age, any additional capital expenditures required, the expected revenues from continuing to own the vessel and the overall market prospects.

On January 10, 2025, the Company entered into a memorandum of agreement to sell M/V “Diamantis”, a 30,360 DWT / 2,008 TEU 1998-built feeder container carrier, for further trading, at a gross price of $13.2 million, following a strategy of disposing older vessels and renewing its fleet. The vessel was delivered to her new owners on January 15, 2025. The gain on the sale of the vessel is $10.2 million and is presented in the “Gain on sale of vessel” line in the unaudited condensed consolidated statement of comprehensive income for the six-month period ended June 30, 2025.

On May 14, 2025, Marcos Shipping Ltd. signed a memorandum of agreement to sell M/V “Marcos V”, a 72,968 DWT / 6,350 TEU 2005-built intermediate container carrier, for further trading, at a gross price of $50.0 million, following a strategy of disposing older vessels and renewing its fleet. On the date of the agreement, the vessel was classified as held for sale according to the provisions of ASC 360, as all criteria required for this classification were met, at carrying value of $39,776,546, measured at the lower of carrying value and fair value (sale price) less costs to sell. The vessel will be delivered to her new owners at the end of October 2025. As a security for the fulfilment of the agreement, the Company has received a deposit of $5.0 million, representing 10% of the purchase price, in an escrow account. This amount is presented as “Restricted cash, current” in the unaudited condensed consolidated balance sheet.